Segment Information (Depreciation and Amortization Expense) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Total depreciation and amortization expense	$ 313.3	$ 254.4	$ 225.8
Pharmaceutical [Member]
Total depreciation and amortization expense	42.2	41.3	37.9
Medical [Member]
Total depreciation and amortization expense	61.9	62.9	69.6
Corporate [Member]
Total depreciation and amortization expense	$ 209.2	$ 150.2	$ 118.3